Fair Value of Financial Assets and Liabilities - Schedule of Fair Value Financial Assets and Liabilities not Measured at Fair Value on the Balance Sheet (Details) - Estimated Fair Value [Member] - CLP ($)
$ in Millions
	Dec. 31, 2025	Dec. 31, 2024
Assets
Cash and due from banks	$ 2,590,986	$ 2,699,076
Transactions in the course of collection	414,419	372,456
Subtotal	3,005,405	3,071,532
Financial assets at amortized cost
Rights by resale agreements	100,643	87,291
Debt financial instruments	435,196	892,550
Loans to Banks
Domestic banks		299,147
Central Bank of Chile
Foreign banks	397,340	366,245
Subtotal	933,179	1,645,233
Loans to customers, net
Commercial loans	18,835,985	19,561,279
Residential mortgage loans	13,957,541	13,000,178
Consumer loans	5,436,873	5,247,985
Subtotal	38,230,399	37,809,442
Total	42,168,983	42,526,207
Liabilities
Transactions in the course of payment	564,172	283,605
Financial liabilities at amortized cost
Current accounts and other demand deposits	14,791,870	14,630,797
Saving accounts and time deposits	14,155,640	14,346,676
Obligations by repurchase agreements	286,915	109,794
Borrowings from financial institutions	1,278,009	1,071,097
Debt financial instruments issued
Letters of credit for residential purposes	578	946
Letters of credit for general purposes		1
Bonds	10,725,466	9,596,699
Other financial obligations	367,323	284,479
Subtotal	41,605,801	40,040,489
Debt financial instruments issued for regulatory capital purposes
Subordinate bonds	1,055,062	1,057,509
Total	43,225,035	41,381,603
Level 1 [Member]
Assets
Cash and due from banks	2,590,986	2,699,076
Transactions in the course of collection	414,419	372,456
Subtotal	3,005,405	3,071,532
Financial assets at amortized cost
Rights by resale agreements	100,643	87,291
Debt financial instruments	435,196	892,550
Loans to Banks
Domestic banks		299,147
Central Bank of Chile
Foreign banks
Subtotal	535,839	1,278,988
Loans to customers, net
Commercial loans
Residential mortgage loans
Consumer loans
Subtotal
Total	3,541,244	4,350,520
Liabilities
Transactions in the course of payment	564,172	283,605
Financial liabilities at amortized cost
Current accounts and other demand deposits	14,791,870	14,630,797
Saving accounts and time deposits
Obligations by repurchase agreements	286,915	109,794
Borrowings from financial institutions
Debt financial instruments issued
Letters of credit for residential purposes
Letters of credit for general purposes
Bonds
Other financial obligations
Subtotal	15,078,785	14,740,591
Debt financial instruments issued for regulatory capital purposes
Subordinate bonds
Total	15,642,957	15,024,196
Level 2 [Member]
Assets
Cash and due from banks
Transactions in the course of collection
Subtotal
Financial assets at amortized cost
Rights by resale agreements
Debt financial instruments
Loans to Banks
Domestic banks
Central Bank of Chile
Foreign banks
Subtotal
Loans to customers, net
Commercial loans
Residential mortgage loans
Consumer loans
Subtotal
Total
Liabilities
Transactions in the course of payment
Financial liabilities at amortized cost
Current accounts and other demand deposits
Saving accounts and time deposits
Obligations by repurchase agreements
Borrowings from financial institutions
Debt financial instruments issued
Letters of credit for residential purposes	578	946
Letters of credit for general purposes		1
Bonds	10,725,466	9,596,699
Other financial obligations
Subtotal	10,726,044	9,597,646
Debt financial instruments issued for regulatory capital purposes
Subordinate bonds
Total	10,726,044	9,597,646
Level 3 [Member]
Assets
Cash and due from banks
Transactions in the course of collection
Subtotal
Financial assets at amortized cost
Rights by resale agreements
Debt financial instruments
Loans to Banks
Domestic banks
Central Bank of Chile
Foreign banks	397,340	366,245
Subtotal	397,340	366,245
Loans to customers, net
Commercial loans	18,835,985	19,561,279
Residential mortgage loans	13,957,541	13,000,178
Consumer loans	5,436,873	5,247,985
Subtotal	38,230,399	37,809,442
Total	38,627,739	38,175,687
Liabilities
Transactions in the course of payment
Financial liabilities at amortized cost
Current accounts and other demand deposits
Saving accounts and time deposits	14,155,640	14,346,676
Obligations by repurchase agreements
Borrowings from financial institutions	1,278,009	1,071,097
Debt financial instruments issued
Letters of credit for residential purposes
Letters of credit for general purposes
Bonds
Other financial obligations	367,323	284,479
Subtotal	15,800,972	15,702,252
Debt financial instruments issued for regulatory capital purposes
Subordinate bonds	1,055,062	1,057,509
Total	$ 16,856,034	$ 16,759,761